Share Capital (Details) - Schedule of Share Capital	Jun. 30, 2024 MYR (RM) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 MYR (RM)
Paid-up capital
Paid-up capital, Value (in Ringgits and Dollars)	RM 482	$ 102	RM 482
Ordinary shares – Class A [Member]
Paid-up capital
Paid-up capital, Number of shares	8,750,000	8,750,000
Ordinary shares – Class B [Member]
Paid-up capital
Paid-up capital, Number of shares	2,500,000	2,500,000
Number of shares [Member]
Paid-up capital
Paid-up capital, Number of shares	11,250,000	11,250,000